Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of previously issued statement of cash flows - USD ($)	3 Months Ended	6 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
As Reported [Member]
Statement of Cash Flows:
Net (loss) / income	$ (40,952)	$ (233,333)
Change in fair value of warrant liabilities
Offering expense related to warrant issuance
Adjustments to reconcile net loss to net cash used in operating activities
Net cash used in operating activities	(18,049)	(245,662)
Net cash used in investing activities	(100,000,000)	(100,000,000)
Net cash provided by financing activities	101,334,363	101,340,423
Net change in cash	1,316,314	1,094,761
Supplemental Non-cash financing activities disclosure
Initial value of Class A common stock subject to possible redemption	94,394,110	94,394,110
Initial value of warrant liabilities
Change in value of Class A common stock subject to possible redemption	(36,050)	(229,950)
Deferred underwriters’ discount payable charged to additional paid-in-capital	1,846,265	1,847,788
Adjustment [Member]
Statement of Cash Flows:
Net (loss) / income	(99,044)	1,652,978
Change in fair value of warrant liabilities	217,979	1,970,001
Offering expense related to warrant issuance	(317,023)	(317,023)
Adjustments to reconcile net loss to net cash used in operating activities
Net cash used in operating activities
Net cash used in investing activities
Net cash provided by financing activities
Net change in cash
Supplemental Non-cash financing activities disclosure
Initial value of Class A common stock subject to possible redemption	(8,150,990)	(8,150,990)
Initial value of warrant liabilities	8,008,352	8,008,352
Change in value of Class A common stock subject to possible redemption	219,680	2,000,670
Deferred underwriters’ discount payable charged to additional paid-in-capital	140,937	111,970
As Adjusted [Member]
Statement of Cash Flows:
Net (loss) / income	(139,996)	1,419,645
Change in fair value of warrant liabilities	217,979	1,970,001
Offering expense related to warrant issuance	(317,023)	(317,023)
Adjustments to reconcile net loss to net cash used in operating activities
Net cash used in operating activities	(18,049)	(245,662)
Net cash used in investing activities	(100,000,000)	(100,000,000)
Net cash provided by financing activities	101,334,363	101,340,423
Net change in cash	1,316,314	1,094,761
Supplemental Non-cash financing activities disclosure
Initial value of Class A common stock subject to possible redemption	86,243,120	86,243,120
Initial value of warrant liabilities	8,008,352	8,008,352
Change in value of Class A common stock subject to possible redemption	183,630	1,770,720
Deferred underwriters’ discount payable charged to additional paid-in-capital	$ 1,987,202	$ 1,959,758